Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

	Number of shares	Amount	Amount
		RMB’000	US$’000
Authorized:
As of January 1, 2016, December 31, 2016 and 2017 of US$0.0001 each	500,000,000	340

Issued at nominal value:
As of January 1, 2016, December 31, 2016 and 2017	206,500,000	136	21